Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of December 31, 2016 and 2015 was as follows:

	2016	2015
	(in thousands)
Current portion of term facility	$17,514	$17,514
Long-term portion of term facility	1,682,436	1,694,585
Total long term debt (1)	$1,699,950	$1,712,099

(1)

As of December 31, 2016 and 2015, the 30 day United States dollar London Interbank Offering Rate (“LIBOR”) was 0.72% and 0.36%, respectively. As of December 31, 2016, the interest rate, maturity date and principal payments on the Term Facility were as follows:

•

During year ended December 31, 2016, we made quarterly scheduled principal payments totaling $17.5 million. During the year ended December 31, 2015, we made voluntary principal prepayments totaling $135.0 million and quarterly scheduled principal payments totaling $17.7 million.

•

The interest rate for the Term Facility through July 31, 2015 was LIBOR with a floor of 1.0% plus a spread of 3.0%. As of July 31, 2015, we achieved a consolidated first lien net leverage ratio of less than 4.50 to 1.00, and as a result the rate decreased to LIBOR with a floor of 1.0% plus a spread of 2.75% for the period from August 1, 2015 to December 31, 2016.  Included in the Term Facility as of December 31, 2016 and 2015 is an unamortized original issue discount of $6.7 million and $8.2 million, respectively. As of December 31, 2016 and 2015, we had $16.2 million and $16.5 million, respectively, in accrued interest included within accrued expenses and other liabilities in the accompanying consolidated balance sheets.

Summary of Contractual Maturity Term Facility

The contractual maturity of our Term Facility as of December 31, 2016 was as follows (1):

(in thousands)
Year
2017	$17,514
2018	17,514
2019	17,514
2020	17,514
2021	1,655,094
$1,725,150
(1)	Excludes the deduction of debt issuance costs of $18.5 million and includes the unamortized portion of the original issue discount of $6.7 million.

Schedule of Interest Expense, Net

Net interest expense, including the impact of our interest rate swap (see Note 8), consisted of the following for the years ended December 31, 2016, 2015 and 2014:

Description	2016	2015	2014
	(in thousands)
Term Facility	$76,289	$81,394	$65,994
Mortgage Loan	—	—	23,754
Holdco III Mortgage Loan	—	—	3,206
Mezzanine Loans:
Current	—	—	3,107
Deferred	—	—	18,601
Amortization of long-term debt reduction	—	—	(1,532)
Amortization of deferred financing costs	3,925	3,810	6,938
Amortization of original issue discount	1,440	1,400	912
Other interest	12	10	14
Interest income	(247)	(110)	(49)
Total interest expense, net	$81,419	$86,504	$120,945